Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue from Contracts with Customers
On January 1, 2018, the Company adopted the guidance in ASC 606, Revenue from Contracts, or ASC 606, with customers using the modified retrospective method applied to contracts that were not completed as of the adoption date. The Company recognized the cumulative effect of initially applying the new standard as a credit to the opening balance of accumulated deficit, resulting in a decrease of $15 million. The adjustment primarily related to costs incurred to obtain a contract with customers and customer incentives. Following the adoption of the new standard, the Company’s revenue recognition of its contracts with customers remains materially consistent with its historical practice. The 2017 comparative information was not restated and continues to be reported under the accounting standards in effect for that period. The Company's policies with respect to its various revenue streams are detailed below. The Company generally applies the invoicing practical expedient to recognize revenue for the revenue streams detailed below, except in circumstances where the invoiced amount does not represent the value transferred to the customer.
Retail Revenue
Gross revenues for energy sales and services to retail customers are recognized as the Company transfers the promised goods and services to the customer. For the majority of its electricity contracts, the Company’s performance obligation with the customer is satisfied over time and performance obligations for its electricity products are recognized as the customer takes possession of the product. The Company also allocates the contract consideration to distinct performance obligations in a contract for which the timing of the revenue recognized is different. Additionally, customer discounts and incentives reduce the contract consideration and are recognized over the term of the contract.
Energy sales and services that have been delivered but not billed by period end are estimated. Accrued unbilled revenues are based on estimates of customer usage since the date of the last meter reading provided by the independent system operators or electric distribution companies. Volume estimates are based on daily forecasted volumes and estimated customer usage by class. Unbilled revenues are calculated by multiplying these volume estimates by the applicable rate by customer class. Estimated amounts are adjusted when actual usage is known and billed.
As contracts for retail electricity can be for multi-year periods, the Company has performance obligations under these contracts that have not yet been satisfied. These performance obligations have transaction prices that are both fixed and variable, and that vary based on the contract duration, customer type, inception date and other contract-specific factors. For the fixed price contracts, the amount of any unsatisfied performance obligations will vary based on customer usage, which will depend on factors such as weather and customer activity and therefore it is not practicable to estimate such amounts.
Energy Revenue
Both physical and financial transactions consist of revenues billed to a third party at either market or negotiated contract terms to optimize the financial performance of the Company's generating facilities. Electric energy revenue is recognized upon transmission to the customer over time, using the output method for measuring progress of satisfaction of performance obligations. Physical transactions, or the sale of generated electricity to meet supply and demand, are recorded on a gross basis in the Company's consolidated statements of operations. The Company applies the invoicing practical expedient in recognizing energy revenue. Under the practical expedient, revenue is recognized based on the invoiced amount which is equal to the value to the customer of NRG’s performance obligation completed to date. Financial transactions used to hedge the sale of electricity are recorded net within operating revenues in the consolidated statements of operations in accordance with ASC 815.
Capacity Revenue
Capacity revenues consist of revenues billed to a third party at either market or negotiated contract terms for making installed generation and demand response capacity available in order to satisfy system integrity and reliability requirements. Capacity revenues are recognized over time, using the output method for measuring progress of satisfaction of performance obligations. The Company applies the invoicing practical expedient in recognizing capacity revenue. Under the practical expedient, revenue is recognized based on the invoiced amount which is equal to the value to the customer of NRG’s performance obligation completed to date.
Performance Obligations
As of December 31, 2019, estimated future fixed fee performance obligations are $564 million, $604 million, $303 million, $42 million, and $8 million for fiscal years 2020, 2021, 2022, 2023, and 2024, respectively. These performance obligations are for cleared auction MWs in the PJM, ISO-NE, NYISO and MISO capacity auctions and are subject to penalties for non performance.
Renewable Energy Credits
Renewable energy credits are usually sold through long-term contracts. Revenue from the sale of self-generated RECs is recognized when related energy is generated and simultaneously delivered even in cases where there is a certification lag as it has been deemed to be perfunctory.
In a bundled contract to sell energy, capacity and/or self-generated RECs, all performance obligations are deemed to be delivered at the same time and hence, timing of recognition of revenue for all performance obligations is the same and occurs over time. In such cases, it is often unnecessary to allocate transaction price to multiple performance obligations.
Sale of Emission Allowances
The Company records its inventory of emission allowances as part of intangible assets. From time to time, management may authorize the transfer of emission allowances in excess of expected usage from the Company's emission bank to intangible assets held-for-sale for trading purposes. The Company records the sale of emission allowances on a net basis within operating revenue in the Company's consolidated statements of operations.
Disaggregated Revenue
The following tables represent the Company’s disaggregation of revenue from contracts with customers for the years ended December 31, 2019 and 2018:

	For the Year Ended December 31, 2019
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Retail revenue
Mass Market	$5,027	$1,230	$—	$(3)	$6,254
Business Solutions	1,205	74	—	—	1,279
Total retail revenue	6,232	1,304	—	(3)	7,533
Energy revenue(a)	529	322	318	—	1,169
Capacity revenue(a)	—	664	36	—	700
Mark-to-market for economic hedging activities(b)	47	(29)	16	(1)	33
Other revenue(a)	261	58	70	(3)	386
Total operating revenue	7,069	2,319	440	(7)	9,821
Less: Lease revenue	—	1	19	—	20
Less: Realized and unrealized ASC 815 revenue	1,562	183	67	(2)	1,810
Total revenue from contracts with customers	$5,507	$2,135	$354	$(5)	$7,991
(a) The following amounts of energy, capacity and other revenue relate to derivative instruments and are accounted for under ASC 815:
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Energy revenue	$1,459	$98	$39	$(1)	$1,595
Capacity revenue	—	109	—	—	109
Other revenue	56	5	12	—	73
(b) Revenue relates entirely to unrealized gains and losses on derivative instruments accounted for under ASC 815

	For the Year Ended December 31, 2018
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Retail revenue
Mass Market	$4,618	$974	$—	$(1)	$5,591
Business Solutions	1,238	65	—	—	1,303
Total retail revenue	5,856	1,039	—	(1)	6,894
Energy revenue(a)	371	546	566	13	1,496
Capacity revenue(a)	—	746	79	—	825
Mark-to-market for economic hedging activities(b)	(77)	(35)	(5)	(13)	(130)
Other revenue(a)(c)	251	75	84	(17)	393
Total operating revenue	6,401	2,371	724	(18)	9,478
Less: Lease revenue	1	1	19	—	21
Less: Realized and unrealized ASC 815 revenue	1,096	210	2	1	1,309
Total revenue from contracts with customers	$5,304	$2,160	$703	$(19)	8,148
(a) The following amounts of energy, capacity and other revenue relate to derivative instruments and are accounted for under ASC 815:
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Energy revenue	$1,131	$90	$(2)	$14	$1,233
Capacity revenue	—	137	—	—	137
Other revenue	42	17	9	1	69
(b) Revenue relates entirely to unrealized gains and losses on derivative instruments accounted for under ASC 815
Contract Balances
The following table reflects the contract assets and liabilities included in the Company's balance sheet as of December 31, 2019 and 2018:

(In millions)	December 31, 2019	December 31, 2018
Deferred customer acquisition costs	$133	$111

Accounts receivable, net - Contracts with customers	1,002	999
Accounts receivable, net - Derivative instruments	18	20
Accounts receivable, net - Affiliate	5	5
Total accounts receivable, net	$1,025	$1,024

Unbilled revenues (included within Accounts receivable, net - Contracts with customers)	$402	$392
Deferred revenues (a)	$82	$67
(a) Deferred revenues from contracts with customers for the years ended December 31, 2019 and 2018 were approximately $24 million and $19 million, respectively.
The revenue recognized from contracts with customers during years ended December 31, 2019 and 2018 relating to the deferred revenue balance at the beginning of each period was $13 million and $16 million, respectively. The change in deferred revenue balances during the years ended December 31, 2019 and 2018 was primarily due to the timing difference of when consideration was received and when the performance obligation was transferred.
The Company's customer acquisition costs consist of broker fees, commission payments and other costs that represent incremental costs of obtaining the contract with customers for which the Company expects to recover. The Company amortizes these amounts over the estimated life of the customer contract. As a practical expedient, the Company expenses the incremental costs of obtaining a contract if the amortization period of the asset would have been one year or less.
When the Company receives consideration from the customer that is in excess of the amount due, such consideration is reclassified to deferred revenue, which represents a contract liability. Generally, the Company will recognize revenue from contract liabilities in the next period as the Company satisfies its performance obligations.